[LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500
GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700
This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
RPES/ANNUAL 07/01

                                     [LOGO]

                                   ANNUAL REPORT

        RESERVE PRIVATE EQUITY SERIES

        BLUE CHIP GROWTH FUND

        INFORMED INVESTORS GROWTH FUND

        INTERNATIONAL EQUITY FUND

        INTERNATIONAL SMALL-CAP FUND

        LARGE-CAP GROWTH FUND

        SMALL-CAP GROWTH FUND

        STRATEGIC GROWTH FUND

        MAY 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE BLUE CHIP GROWTH FUND-CLASS R

          BLUE CHIP CLASS R RETURN  S&P 500 RETURN
10/28/94                   $10,000         $10,000
12/31/94                   $10,260          $9,858
12/31/95                   $13,944         $13,221
12/31/96                   $15,152         $15,900
12/31/97                   $19,014         $20,830
12/31/98                   $25,976         $26,385
12/31/99                   $41,057         $31,537
12/31/00                   $26,711         $28,339
5/31/01                    $20,587         $26,965

Blue Chip Class R Return--105.87% S&P 500 Return--169.56%

        Total return represents the increase in value of an investment over the period from October 28, 1994 (inception) to May 31, 2001. Past performance is not indicative of future results.

To the Shareholders of the Reserve Blue Chip Growth Fund:

Despite an accommodative monetary policy and prospect of tax cuts, the equity markets continued downward for the first quarter ended March 31, 2001. For the quarter ended May 31, 2001, the Fund was down 7.1% versus declines of 1.2% for the Russell 1000 Growth Index, 1.9% for the NASDAQ Composite and an increase of 1.6% for the S&P 500 Index. It will rank as one of the worst quarterly periods in the past 25 years. Earnings expectations and visibility continued to deteriorate in the first quarter. The S&P 500 and NASDAQ have now had four consecutive quarterly declines, the first time since 1984. The Dow Jones achieved bear market status late in the first quarter, signifying this is both a New Economy and an Old Economy market decline, and undoubtedly bringing us closer to the end of the decline.

There are a number of reasons to be positive on the stock market. We believe investors who were overly optimistic in March 2000, are now overly pessimistic. We are not entering a prolonged or severe recession, and much of the bad earnings news is already discounted in the market. The market decline appears to have finished the process of correcting the speculative excesses of 1999 and early 2000. Valuations have reached more reasonable levels; the market P/E is currently around 20 times lowered earnings. We believe the market is currently undervalued by 10%-15%, given the present low inflation, low interest rate environment. Many large-cap growth companies have lost more than half their value versus their historic highs. At recent lows, these same quality companies are selling at valuations below their expected long-term growth rates.

However painful the current environment has been for investors, rest assured that bear markets do end. There is an old Wall Street expression; "The bell does not ring at the bottom". In other words there may not be a "selling climax" this cycle. Mutual fund investors, with their 401K and IRA orientation, may well stay the course.

We believe we have seen the bottom of the market (April 4th) with the S&P 500 Index at 1103 and the NASDAQ Composite at 1638. As market timing is nearly impossible, we believe investors should be building quality positions in the current bottoming process. Selected issues in technology, healthcare, financial services, and media appeal to us both in terms of near-term valuations and long-term growth prospects. The good news about economic slowdowns is that excesses are removed from the system, and the best companies tend to emerge in much healthier condition.

                                      CLASS R     CLASS I     S&P 500
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/01..........................   (31.35)%    (30.92)%   (10.55)%

 ROBERT VILE, MANAGING DIRECTOR, TRAINER, WORTHAM & COMPANY, INC., SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INFORMED INVESTORS GROWTH FUND-CLASS R

          INFORMED INVESTORS
            CLASS R RETURN    S&P 500 RETURN
12/28/94             $10,000         $10,000
12/31/95             $12,979         $13,364
12/31/96             $13,143         $16,072
12/31/97             $15,636         $21,056
12/31/98             $19,854         $26,671
12/31/99             $45,635         $31,879
12/31/00             $39,408         $28,647
5/31/01              $24,227         $27,248

Informed Investors Class R Return--142.27% S&P 500 Return--172.48%

        Total return represents the increase in value of an investment over the period from December 28, 1994 (inception) to May 31, 2001. Past performance is not indicative of future results.

To the Shareholders of the Reserve Informed Investors Growth Fund:

The NASDAQ market spent most of this year's first quarter in intensive care. But even the ICU could offer no shelter from the savage pummeling this index suffered -- down 25.5% for the 1st quarter of 2001. This was among the NASDAQ's worst quarterly performance results in its 30-year history. The S&P 500 Index also was not spared from this carnage. It fell 12.1% during the 1st quarter of 2001 -- its sixth worst quarterly loss of the past 50-years, and the worst first-quarter loss in its history. Overall, in barely 12 brief months, over $4.5 trillion in investor wealth simply evaporated.

Investors are now having to choose between putting their faith in the old Wall Street adage "Don't fight the Fed" -- which holds that falling interest rates lead to higher stock prices -- and reacting to a corporate profit outlook that is swiftly deteriorating.

Admittedly, for investors, there is considerable reason to question how the U.S. economy and markets will play out over the coming year, and beyond. Proceeding cautiously does make sense. However, there are several key reasons why avoiding stocks could prove costly in the long run. Such as:

    1. The Federal Reserve is dramatically on the side of the investor. Since 1913 there have been ten instances where the Fed has lowered rates four times in a row. The market has gained as much as 65% during the 18 months following these cuts, with an average gain of 35%.

    2. Expanding money supply. I feel this has been an unfailing forecaster of robust markets.

    3. No federal tax cut has ever resulted in a recession, and most have been very profitable for investors.

The lesson from earlier periods is that investors should not underestimate the resilience of the U.S. economy or its tendency to adjust to set-backs quickly. While many on the Street have expressed surprise at the this resiliency, it is largely because they have been too busy telling the market what it should do, rather than listening to what it is actually doing. The U.S. is still in a major technologically led long-wave up-turn and this will sustain world-dominating economic strength and productivity well into the future. The critical issue in the stock market right now is not the business cycle, but rather the psychological outlook adopted by investors.

                                      CLASS R     CLASS I     S&P 500
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/01..........................   (34.41)%    (34.10)%   (10.55)%

    THOMAS H. FITZGERALD, JR., PRESIDENT, T.H. FITZGERALD & CO., SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INTERNATIONAL EQUITY FUND-CLASS R

          INTERNATIONAL EQUITY
             CLASS R RETURN     EAFE RETURN
7/13/95                $10,000      $10,000
12/31/95               $10,510      $10,201
12/31/96               $12,180      $10,649
12/31/97               $11,120      $10,674
12/31/98               $13,230      $12,621
12/31/99               $22,170      $15,809
12/31/00               $15,000      $13,406
5/31/01                $12,000      $11,832

International Equity Class R Return--20.00% EAFE Return--18.32%

        Total return represents the increase in value of an investment over the period from July 13, 1995 (inception) to May 31, 2001. Past performance is not indicative of future results.

To the Shareholders of the Reserve International Equity Fund:

The twelve months ended May 31, 2001 was a difficult period for Reserve International Equity Fund (the "Fund"). The Fund had a loss for the period, as did the international index (EAFE International Index). Our strategy is to invest in superior growth stocks: Stocks that are growing rapidly and tend to be leaders in their sector or niche. This class of stock does very well in bull markets and tends to go down in price in an extended period of market declines, since many portfolio managers seek to protect the large profits these investments have generated.

The Fund's decline was intensified because the euro currency lost a large amount of its value against the U.S. dollar. Adding to our difficulty was the shifting away from growth stocks towards mature industry and more staid stocks ("value" stocks). Fortunately, the Euro's decline has already occurred, and now that the euro is undervalued, this is a good time to have investments denominated in this currency. Secondly, the world markets seem to have bottomed in the March/April period, after having declined for more than a year. We believe that most of the downside risk has been taken out of the equity markets, and that the time is near at hand when normal market action will resume, i.e., when stock prices start reflecting the underlying earnings growth of companies.

Our strategy is to remain close to fully invested, since the odds of a market recovery are improving everyday. Foreign markets are sentimentally linked to the U.S. market, and we see a general recovery in the second half. The Federal Reserve is now an ally to the stock market, and soon the inventory correction in the technology sector will have run its course. We are confident that the portfolio of stocks we selected for the Fund will provide an improved performance in the not too distant future.

                                      CLASS R     CLASS I      EAFE
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/01..........................   (26.29)%    (25.83)%   (18.55)%

     NICHOLAS REITENBACH, CHIEF INVESTMENT OFFICER-INTERNATIONAL, PINNACLE
                   INTERNATIONAL MANAGEMENT, LLC, SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INTERNATIONAL SMALL-CAP FUND-CLASS R

          STRATEGIC GROWTH
           CLASS R RETURN   S&P RETURN
8/1/00             $10,000     $10,000
9/30/00            $10,470      $9,871
12/31/00            $9,420      $9,186
3/31/01             $7,230      $8,520
5/31/01             $7,320      $9,172

International Small-Cap Class R Return--(26.80)% EAFE Return--(18.01)%

        Total return represents the increase in value of an investment over the period from August 1, 2000 (inception) to May 31, 2001. Past performance is not indicative of future results.

To the Shareholders of the Reserve International Small-Cap Fund:

Since the Reserve International Small-Cap Fund's (the "Fund") inception on August 1, 2000 through May 31, 2001, the investment climate has been extremely difficult due to the U.S.-led global economic slowdown. The Fund had a loss during this period, as did the international benchmark MSCI Small Cap EAFE Index. The Fund's performance suffered due to its focus on high-growth companies as investors continued to favor value stocks with more visible, albeit slower, earnings growth. This massive sell off in growth stocks started in March 2000 and is now the longest recorded decline for this sector in equity market history. All tolled, our investment strategy tends to cause the Fund to outperform during bull markets and underperform during bear markets.

In response to the economic slowdown, the Fund has maintained a more defensive position. Our investment philosophy to invest in unique growth companies that are market leaders has not changed. We continue to focus our bottom-up stock picking primarily in Europe, with country weightings the result of individual stock selection. The Fund is underweighted in technology stocks and overweighted in the healthcare and services sectors. In Japan, the Fund has minimal exposure given the dismal economic scenario. After Japan's Nikkei 225 Index bounced off a 16-year low in March, we added selected names in the computer games industry.

At this stage, we believe the downside risk is limited and the Fund remains close to fully invested. The Federal Reserve's interest rate cuts should start having an impact on the U.S. economy during the latter half of 2001. We believe this will have a positive impact on investment sentiment in foreign markets, which are now strongly linked to the U.S. market. Thus, in a declining interest-rate environment, smaller companies stand to benefit the most as the relative cost of capital declines. Lastly, once the earnings trough has passed and the volatility subsides, small caps tend to outperform large caps as investors are more willing to venture into the smaller companies with higher growth potential.

                                      CLASS R     CLASS I      EAFE
                                     ----------  ----------  --------
Fund Performance for the period
  ended 5/31/01*...................   (26.80)%    (27.20)%   (8.28)%

---------------

  *  From August 1, 2000 (Commencement of Operations) to May 31, 2001.

 ANDREW REITENBACH, PORTFOLIO MANAGER, PINNACLE INTERNATIONAL MANAGEMENT, LLC,
                                  SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE LARGE-CAP GROWTH FUND-CLASS R

          LARGE-CAP GROWTH
           CLASS R RETURN   S&P 500 RETURN
1/1/96             $10,000         $10,000
12/31/96           $12,489         $11,933
12/31/97           $16,576         $15,633
12/31/98           $20,746         $19,802
12/31/99           $23,497         $23,669
12/31/00           $13,570         $21,269
5/31/01            $12,752         $20,231

Large-Cap Growth Class R Return--27.52% S&P 500 Return--102.31%

        Total return represents the increase in value of an investment over the period from January 2, 1996 (inception) to May 31, 2001. Past performance is not indicative of future results.

To the Shareholders of the Reserve Large-Cap Growth Fund:

We were appointed sub-adviser to the Reserve Large-Cap Growth Fund (the "Fund") on January 1, 2001. We have repositioned the portfolio by reducing the holdings from over 60 to approximately 30. In addition, we have diversified the economic sectors so that no one sector is overtly over-weighted. We are optimistic, but also remain cognizant that sometimes extreme optimism is often the enemy of a rational and prudent adviser.

Looking ahead, we can envision some trying times. However, market volatility has subsided, and the bull appears to be waking up from several quarters of slumber. A new bull charge, however, must include a rosier profit picture as well as increased corporate spending and a continuation of lower interest rates. Tax cuts, although not immediately remedial, should also help consumer spending.

We are focusing on investing in areas where valuation anomalies exist in solid and promising sectors that we strongly believe will produce superior results going forward. The bull may not make his presence felt until the fourth quarter, but we look for a significant economic recovery in 2002. Our job is to anticipate the recovery and be proactive.

Finally, we remain confident that the future, combined with solid research and diversification, will produce long-term and sustainable positive returns for our patient shareholders.

                                      CLASS R     CLASS I     S&P 500
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/01..........................   (14.10)%    (13.59)%   (10.55)%

RICHARD STEINBERG, CHIEF INVESTMENT OFFICER, STEINBERG GLOBAL ASSET MANAGEMENT,
                                  SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE SMALL-CAP GROWTH FUND-CLASS R

          SMALL-CAP GROWTH  RUSSELL 2000
           CLASS R RETURN   GROWTH RETURN
11/14/94           $10,000        $10,000
12/31/94           $10,090         $9,999
12/31/95           $16,897        $12,829
12/31/96           $17,362        $14,054
12/31/97           $17,269        $15,965
12/31/98           $20,751        $16,096
12/31/99           $48,937        $22,940
12/31/00           $48,665        $17,739
5/31/01            $41,428        $17,253

Small-Cap Growth Fund Class R Return--314.28% S&P 500 Return--72.53%

        Total return represents the increase in value of an investment over the period from November 14, 1994 (inception) to May 31, 2001. Past performance is not indicative of future results.

To the Shareholders of the Reserve Small-Cap Growth Fund:

The past year was one of the worst environments for equity investors, particularly those who focus on smaller companies in the high growth sectors of the economy. Declines in technology and telecommunications issues were among the worst, and except for health care, there were no other areas in the portfolio that could offset these declines. There were a number of notable earnings disappointments, beginning initially with the larger more established companies, but ultimately spreading to all companies involved in telecommunication or technology capital spending. While the second quarter pre-announcements have not been encouraging, we believe most of the stocks in our universe are already discounting negative results leaving plenty of upside when the fundamentals turn.

Now is an especially important time for our investors to understand how we approach the market and how this is executed in the Reserve Small-Cap Growth Fund (the "Fund"). Simply put, our decisions are driven by company fundamentals. The firm does not think about market timing nor does it view an economic cycle as an investable event except perhaps for buying shares during market dips. If the long term growth prospects of a company are good but the short-term results are being negatively affected by a weak economy, the firm continues to hold or adds to its position. Sector exposure is concentrated in areas that offer the best long-term growth potential and as a result never conforms to the weightings of the benchmark. At this time investors must be more skeptical of current earnings performance because the strongest current earnings momentum can occur in stocks you may not want to own when the new bull market emerges. Stocks in these defensive areas will most certainly be left behind when market sentiment improves. Therefore, we conclude that the only appropriate action for the Fund is to stick with the strategy and philosophy that has been successful over so many market cycles.

                                                             RUSSELL 2000
                                      CLASS R     CLASS I       GROWTH
                                     ----------  ----------  ------------
Fund Performance for the year ended
  5/31/01..........................   (15.74)%    (15.35)%      (15.75)%

   EDWIN G. VROOM AND ADELE S. WEISMAN, CO-PORTFOLIO MANAGERS, ROANOKE ASSET
                         MANAGEMENT CORP., SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE STRATEGIC GROWTH FUND-CLASS R

          STRATEGIC GROWTH
           CLASS R RETURN   S&P 500 RETURN
6/1/99             $10,000         $10,000
6/30/99            $10,500         $10,546
9/30/99             $9,950          $9,854
12/31/99           $12,080         $11,287
3/31/00            $13,500         $11,513
6/30/00            $12,140         $11,175
9/30/00            $11,730         $11,036
12/31/00           $10,330         $10,143
3/31/01             $8,860          $8,914
5/31/01             $9,500          $9,648

Strategic Growth Class R Return--(5.00)% S&P 500 Return--(3.52)%

        Total return represents the increase in value of an investment over the period from June 1, 1999 (inception) to May 31, 2001. Past performance is not indicative of future results.

To the Shareholders of the Reserve Strategic Growth Fund:

The Reserve Strategic Growth Fund (the "Fund") ("R" class of shares) returned (18.03)% for the twelve-month period ended May 31, 2001, while the S&P 500 Index, the Fund's primary benchmark, returned (10.55)%. The Fund maintained a slight overweight allocation to the technology and telecommunication sectors, which performed very poorly compared to the overall market, and was the key reason the Fund underperformed its benchmark. During this time, Wall Street quickly reversed its opinion on the market's growth prospects as indications of a slowing economy became more apparent. In fact, the fourth quarter of 2000 and the first quarter of 2001 were especially difficult as the technology laden NASDAQ index finished down nearly (50)%, among its worst periods ever.

Despite the recent slow-down, we do not think that the technology spending boom is over. While the tech sector may never see the outlandish growth rates seen over the past few years due to Y2K concerns and dot.com mania, we do expect the technology sector to emerge from the carnage as the industry most capable of achieving sustained long-term expansion. Our research shows that companies need to spend heavily on technology in order to remain competitive and increase productivity. Additionally, the Federal Reserve has been lowering interest rates in order to sustain economic growth and the pending tax cut will surely increase confidence. Our view is that it will takes at least 6 months before these items will have a measurable effect on the economy and the stock market.

It is imperative that we remain calm and not let short-term volatility prevent us from sticking to our long-term objectives, which include maintaining a diversified portfolio of quality companies in a variety of industries that can increase their earnings over the next few years. The market is back to levels we haven't seen since 1998 and we will continue to fine-tune our portfolio to take advantage of these opportunities.

                                      CLASS R     CLASS I     S&P 500
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/01..........................   (18.03)%    (17.59)%   (10.55)%

    KENNETH SHAPIRO, PRESIDENT, CONDOR CAPITAL MANAGEMENT, INC., SUB-ADVISER

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001

                                                                        VALUE
SHARES   COMMON STOCKS--99.7%                                         (NOTE 1)
------   --------------------                                         --------
         BANK--6.8%
  5,775  Bank of America Corp......................................  $   342,169
  8,100  Wells Fargo & Co..........................................      381,348
                                                                     -----------
                                                                         723,517
                                                                     -----------
         BIO-TECHNOLOGY & MEDICAL DEVICES--3.8%
  6,150  Amgen, Inc.*..............................................      408,237
                                                                     -----------
         COMMUNICATION-EQUIPMENT--4.0%
  7,075  QUALCOMM, Inc.*...........................................      429,736
                                                                     -----------
         COMMUNICATION-NETWORK--3.3%
  8,625  Comcast Corp.-Special Class A.............................      353,280
                                                                     -----------
         COMPUTER MEMORY DEVICES--6.6%
 10,000  EMC Corp.*................................................      316,000
      1  McDATA Corp.*.............................................           25
  5,800  Veritas Software Co.......................................      384,250
                                                                     -----------
                                                                         700,275
                                                                     -----------
         COMPUTER MICROSYSTEMS--2.4%
 15,700  Sun Microsystems, Inc.*...................................      258,579
                                                                     -----------
         COMPUTER NETWORKING--3.9%
 21,223  Cisco Systems, Inc.*......................................      408,755
                                                                     -----------
         COMPUTER SOFTWARE--3.5%
  5,350  Microsoft Corp.*..........................................      370,113
                                                                     -----------
         COMPUTERS--3.3%
  7,600  AES Corp.*................................................      345,040
                                                                     -----------
         ELECTROMEDICAL APPARATUS--2.8%
  6,900  Medtronic, Inc............................................      296,562
                                                                     -----------
         ELECTRONICS--3.5%
  7,625  General Electric Co.......................................      373,625
                                                                     -----------
         FINANCIAL SERVICES--4.1%
  6,625  Morgan Stanley Dean Witter & Co...........................      430,691
                                                                     -----------
         INTERNET-SOFTWARE--3.4%
  7,000  AOL Time Warner, Inc.*....................................      365,610
                                                                     -----------
         MULTI-LINE INSURANCE--7.6%
  4,962  American International Group, Inc.........................      401,922
  7,821  Citigroup, Inc............................................      400,826
                                                                     -----------
                                                                         802,748
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         OIL EXPLORATION AND PRODUCTION--6.1%
  4,950  Anadarko Petroleum Corp...................................  $   309,919
  6,400  Enron Corp................................................      338,624
                                                                     -----------
                                                                         648,543
                                                                     -----------
         PACKAGED SOFTWARE--3.1%
  7,350  Siebel Systems, Inc.*.....................................      333,396
                                                                     -----------
         PHARMACEUTICAL SERVICES--9.6%
  7,125  Applera Corp.-Applied Biosystems Group....................      219,165
  5,100  Merck & Co., Inc..........................................      372,249
  9,912  Pfizer, Inc...............................................      425,126
                                                                     -----------
                                                                       1,016,540
                                                                     -----------
         RADIO, TV & BROADCAST COMMUNICATION--3.3%
  5,800  Clear Channel Communications, Inc.*.......................      353,626
                                                                     -----------
         RETAILERS--3.4%
  5,800  Kohl's Corp.*.............................................      356,990
                                                                     -----------
         SEMICONDUCTOR--4.8%
  6,300  Broadcom Corp.*...........................................      209,538
 17,660  JDS Uniphase Corp.*.......................................      295,099
                                                                     -----------
                                                                         504,637
                                                                     -----------
         SEMICONDUCTOR RELATED DEVICE--2.8%
 12,600  Altera Corp.*.............................................      302,400
                                                                     -----------
         SPECIAL INDUSTRIAL MACHINERY--2.0%
  4,500  Novellus Systems, Inc.*...................................      215,550
                                                                     -----------
         TELECOMMUNICATIONS--3.7%
 10,700  Qwest Communications International, Inc.*.................      393,118
                                                                     -----------
         TELEPHONE & TELEGRAPH APPARATUS--1.9%
  6,000  Tellabs, Inc.*............................................      204,060
                                                                     -----------

        TOTAL INVESTMENTS
        (COST $11,406,088)..................................      99.7%   10,595,628
        OTHER ASSETS, LESS LIABILITIES......................       0.3        28,323
                                                              --------   -----------
        NET ASSETS..........................................     100.0%  $10,623,951
                                                              ========   ===========

-----------------

Value of investments are shown as a percentage of Net Assets.
*    Non-income producing.
For Federal income tax purposes the tax basis for investments owned at May 31, 2001, was $12,605,771; the aggregate gross unrealized appreciation was $975,910 and the aggregate gross unrealized depreciation was $2,986,053.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001


ASSETS:
  Investments in securities, at value
    (cost $11,406,088)....................................................................  $10,595,628
  Receivable for securities sold..........................................................      174,856
  Receivable for Fund shares sold.........................................................          500
  Dividend and interest receivable........................................................        9,698
                                                                                            -----------
    Total Assets..........................................................................   10,780,682
                                                                                            -----------
LIABILITIES:
  Cash overdraft..........................................................................      102,511
  Payable for securities purchased........................................................       53,000
  Accrued expenses........................................................................        1,220
                                                                                            -----------
    Total Liabilities.....................................................................      156,731
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $10,623,951
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($8,789,316/710,343 shares).....................................................  $     12.37
                                                                                            ===========
  Class I ($1,834,635/302,695 shares).....................................................  $      6.06
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $     1,013
  Paid in surplus.........................................................................   13,571,814
  Accumulated net realized loss on investments............................................   (2,138,416)
  Net unrealized depreciation on investments..............................................     (810,460)
                                                                                            -----------
NET ASSETS................................................................................  $10,623,951
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2001


INVESTMENT INCOME:
  Dividends and interest*.................................................................  $   50,906
                                                                                            ----------
    Total Investment Income...............................................................      50,906
                                                                                            ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................     152,345
    Class I...............................................................................      21,431
  Distribution (12b-1) fees--Class R (Note 3).............................................      31,738
  Trustees fees...........................................................................         921
                                                                                            ----------
    Total Expenses........................................................................     206,435
                                                                                            ----------
    Net Investment Loss...................................................................    (155,529)
                                                                                            ----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments........................................................  (2,050,576)
  Net change in unrealized depreciation on investments....................................  (2,851,067)
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................  (4,901,643)
                                                                                            ----------
  Net Decrease in Net Assets Resulting from Operations....................................  $(5,057,172)
                                                                                            ==========

*  Dividends are net of foreign withholding taxes of $57

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2001 AND MAY 31, 2000

                                                                                2001         2000
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $  (155,529) $  (143,133)
  Net realized (loss) gain from investment transactions....................   (2,050,576)   2,797,804
  Net change in unrealized depreciation on investments.....................   (2,851,067)    (282,945)
                                                                             -----------  -----------
  Net (decrease) increase in net assets resulting from operations..........   (5,057,172)   2,371,726
                                                                             -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................   (1,914,400)  (2,210,371)
    Class I................................................................     (743,409)    (518,006)
                                                                             -----------  -----------
  Total distributions to shareholders......................................   (2,657,809)  (2,728,377)
                                                                             -----------  -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    5,727,497    9,442,969
  Reinvestment of distributions............................................    2,508,578    2,614,838
  Cost of shares redeemed..................................................   (5,911,814)  (6,258,151)
                                                                             -----------  -----------
  Net increase in net assets resulting from capital share transactions.....    2,324,261    5,799,656
                                                                             -----------  -----------
  Net (decrease) increase in net assets....................................   (5,390,720)   5,443,005
NET ASSETS:
  Beginning of year........................................................   16,014,671   10,571,666
                                                                             -----------  -----------
  End of year..............................................................  $10,623,951  $16,014,671
                                                                             ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001

                                                                         VALUE
 SHARES    COMMON STOCKS--63.2%                                         (NOTE 1)
 ------    --------------------                                         --------
           BANK--9.3%
    2,100  BB&T Corp.................................................  $   75,915
    9,200  Dime Bancorp, Inc.........................................     324,760
    1,600  Fannie Mae................................................     131,904
    8,200  SouthTrust Corp...........................................     204,754
                                                                       ----------
                                                                          737,333
                                                                       ----------
           BUILDINGS-CONSTRUCTION--0.5%
    1,100  Lennar Corp...............................................      40,700
                                                                       ----------
           ELECTRIC UTILITIES--2.5%
      700  Allegheny Energy, Inc.....................................      37,240
    1,600  American Electric Power Co., Inc..........................      80,320
    1,300  PPL Corp..................................................      77,623
                                                                       ----------
                                                                          195,183
                                                                       ----------
           FINANCIAL SERVICES--12.5%
    6,200  AmeriCredit Corp.*........................................     323,640
    7,000  Charter One Financial, Inc................................     211,750
    6,900  Golden State Bancorp, Inc.................................     201,411
    7,200  Washington Mutual, Inc....................................     256,464
                                                                       ----------
                                                                          993,265
                                                                       ----------
           HOMECARE--3.2%
    4,400  Lincare Holdings, Inc.*...................................     255,376
                                                                       ----------
           INDEPENDENT POWER PRODUCER--0.6%
      900  Calpine Corp.*............................................      44,370
                                                                       ----------
           INDEX--4.6%
    8,100  Nasdaq-100 Index Tracking Stock*..........................     362,313
                                                                       ----------
           INSURANCE--4.6%
   26,800  Life Partners Holdings, Inc.*.............................     234,500
   14,600  Life Partners Holdings, Inc., 144A*.......................     127,750
                                                                       ----------
                                                                          362,250
                                                                       ----------
           MEDICAL-BIOMEDICAL/GENE--4.4%
   24,100  Acacia Research Corp.*....................................     352,101
                                                                       ----------
                                                                         VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           MINING--4.8%
   21,400  Homestake Mining Co.......................................  $  138,458
   11,800  Newmont Mining Corp.......................................     241,782
                                                                       ----------
                                                                          380,240
                                                                       ----------
           MULTIMEDIA--0.9%
    2,300  The Walt Disney Co........................................      72,726
                                                                       ----------
           OIL--1.9%
    1,800  Amerada Hess Corp.........................................     154,152
                                                                       ----------
           PIPELINE--0.5%
      800  Dynegy, Inc...............................................      39,440
                                                                       ----------
           RESTAURANTS--3.4%
    3,700  Krispy Kreme Doughnuts, Inc.*.............................     270,507
                                                                       ----------
           RETAILERS--2.0%
    2,300  Barnes & Noble, Inc.*.....................................      73,945
    2,300  Target Corp...............................................      86,940
                                                                       ----------
                                                                          160,885
                                                                       ----------
           SEMICONDUCTOR--5.1%
    1,600  Analog Devices, Inc.*.....................................      71,280
      800  Applied Materials, Inc.*..................................      39,944
    2,600  International Rectifier Corp.*............................     156,156
    5,500  LTX Corp.*................................................     133,430
                                                                       ----------
                                                                          400,810
                                                                       ----------
           STEEL--1.0%
    1,300  Shaw Group, Inc.*.........................................      76,414
                                                                       ----------
           TOBACCO--0.5%
      800  Philip Morris Co., Inc....................................      41,128
                                                                       ----------
           WIRELESS EQUIPMENT--0.9%
    2,800  RF Micro Devices, Inc.*...................................      73,024
                                                                       ----------

                 TOTAL INVESTMENTS
                 (COST $4,825,914)...................................      63.2%   5,012,217
                 OTHER ASSETS, LESS LIABILITIES......................      36.8    2,923,599
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $7,935,816
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at May 31, 2001, was $4,899,935; the aggregate gross unrealized appreciation was $353,219 and the aggregate gross unrealized depreciation was $240,937.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001


ASSETS:
  Investments in securities, at value
    (cost $4,825,914).....................................................................  $ 5,012,217
  Cash....................................................................................    2,686,598
  Receivable for securities sold..........................................................      339,912
  Dividend and interest receivable........................................................        8,133
                                                                                            -----------
    Total Assets..........................................................................    8,046,860
                                                                                            -----------
LIABILITIES:
  Payable for securities purchased........................................................      108,501
  Payable for Fund shares redeemed........................................................        1,572
  Accrued expenses........................................................................          971
                                                                                            -----------
    Total Liabilities.....................................................................      111,044
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 7,935,816
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($6,940,825/673,420 shares).....................................................  $     10.31
                                                                                            ===========
  Class I ($994,991/113,820 shares).......................................................  $      8.74
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $       787
  Paid in surplus.........................................................................   15,813,567
  Accumulated net realized loss on investments............................................   (8,064,841)
  Net unrealized appreciation on investments..............................................      186,303
                                                                                            -----------
NET ASSETS................................................................................  $ 7,935,816
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2001


INVESTMENT INCOME:
  Interest................................................................................  $   170,581
  Dividends*..............................................................................       37,734
                                                                                            -----------
    Total Investment Income...............................................................      208,315
                                                                                            -----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................      162,581
    Class I...............................................................................       14,984
  Distribution (12b-1) fees--Class R (Note 3).............................................       31,265
  Trustees fees...........................................................................          847
                                                                                            -----------
    Total Expenses........................................................................      209,677
                                                                                            -----------
    Net Investment Loss...................................................................       (1,362)
                                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments........................................................   (6,297,900)
  Net change in unrealized appreciation on investments....................................    2,128,269
                                                                                            -----------
  Net realized and unrealized loss on investments.........................................   (4,169,631)
                                                                                            -----------
  Net Decrease in Net Assets Resulting from Operations....................................  $(4,170,993)
                                                                                            ===========

*  Dividends are net of foreign withholding taxes of $33

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2001 AND MAY 31, 2000

                                                                                2001          2000
                                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $    (1,362) $    (79,250)
  Net realized loss from investment transactions...........................   (6,297,900)   (1,290,367)
  Net change in unrealized appreciation (depreciation) on investments......    2,128,269    (2,044,182)
                                                                             -----------  ------------
  Net decrease in net assets resulting from operations.....................   (4,170,993)   (3,413,799)
                                                                             -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................     (305,062)   (1,434,783)
    Class I................................................................      (50,631)     (260,963)
                                                                             -----------  ------------
  Total distributions to shareholders......................................     (355,693)   (1,695,746)
                                                                             -----------  ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    2,897,578    29,980,596
  Reinvestment of distributions............................................      349,172     1,680,362
  Cost of shares redeemed..................................................   (8,994,901)  (12,464,878)
                                                                             -----------  ------------
  Net (decrease) increase in net assets resulting from capital share
    transactions...........................................................   (5,748,151)   19,196,080
                                                                             -----------  ------------
  Net (decrease) increase in net assets....................................  (10,274,837)   14,086,535
NET ASSETS:
  Beginning of year........................................................   18,210,653     4,124,118
                                                                             -----------  ------------
  End of year..............................................................  $ 7,935,816  $ 18,210,653
                                                                             ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001

                                                                          VALUE
 SHARES    COMMON STOCKS--91.7%                                         (NOTE 1)
 ------    --------------------                                         --------
           AUSTRALIA--2.0%
   30,100  BRL Hardy Ltd.............................................  $   145,654
   39,200  Southcorp Ltd.............................................      132,843
                                                                       -----------
                                                                           278,497
                                                                       -----------
           CANADA--3.8%
   13,200  Bombardier. Inc...........................................      205,780
    8,000  Biovail Corp.*............................................      313,040
                                                                       -----------
                                                                           518,820
                                                                       -----------
           DENMARK--5.7%
    1,300  Group 4 Falck A/S.........................................      145,295
    5,000  NovoNordisk A/S...........................................      200,837
    9,000  Vestas Wind Systems A/S...................................      439,119
                                                                       -----------
                                                                           785,251
                                                                       -----------
           FINLAND--1.5%
    7,200  Nokia Oyj.................................................      211,240
                                                                       -----------
           FRANCE--12.5%
    3,300  Aventis S.A...............................................      244,417
    8,400  Axa S.A...................................................      237,924
    3,500  BNP Paribas S.A...........................................      303,323
    2,500  Dassault Systemes S.A.....................................      111,712
    4,500  Societe Generale S.A......................................      267,284
    6,800  Sodexho Alliance S.A......................................      285,918
    6,400  Vivendi Environnement S.A.................................      272,183
                                                                       -----------
                                                                         1,722,761
                                                                       -----------
           HONG KONG--9.3%
   38,000  China Mobile (Hong Kong) Ltd.*............................      184,163
  168,000  Giordano International Ltd................................       95,313
   16,000  HSBC Holdings PLC.........................................      198,985
   20,600  Hang Seng Bank Ltd........................................      228,460
  176,000  Li & Fung Ltd.............................................      308,016
   28,891  Sun Hung Kai Properties Ltd...............................      269,478
                                                                       -----------
                                                                         1,284,415
                                                                       -----------
           IRELAND--2.7%
   17,000  Allied Irish Banks PLC....................................      186,424
   23,000  Anglo Irish Bank Corp. PLC................................       83,257
    2,000  Ryanair Holdings PLC ADR*.................................      107,800
                                                                       -----------
                                                                           377,481
                                                                       -----------
           ISRAEL--2.1%
    5,000  Teva Pharmaceutical Industries Ltd. ADR...................      288,800
                                                                       -----------
           ITALY--7.4%
   69,700  Banca Nazionale del Lavoro*...............................      226,296
   12,700  Mediolanum SpA............................................      137,659
                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           ITALY--(CONTINUED)
   31,200  Riunione Adriatica di Sicurta SpA.........................  $   385,142
   60,500  Unicredito Italiano SpA...................................      267,529
                                                                       -----------
                                                                         1,016,626
                                                                       -----------
           JAPAN--7.1%
    1,000  Aiful Corp................................................       96,761
    5,000  Belluna Co., Ltd..........................................      156,093
    1,000  Don Quijote Co., Ltd......................................       78,046
      900  Fast Retailing Co., Ltd...................................      174,773
   15,000  Nissan Motor Co., Ltd.....................................      101,460
    7,000  The Nomura Securities Co., Ltd............................      140,106
        6  NTT DoCoMo, Inc...........................................      114,804
    3,000  Sumisho Computer Systems Corp.............................      119,839
                                                                       -----------
                                                                           981,882
                                                                       -----------
           MEXICO--5.0%
  100,000  Grupo Elektra, S.A. de C.V................................       92,967
  322,000  Grupo Financiero BBVA Bancomer, S.A. de C.V...............      299,002
    8,600  Telefonos de Mexico S.A. de C.V...........................      296,614
                                                                       -----------
                                                                           688,583
                                                                       -----------
           NETHERLANDS--4.5%
    6,133  ING Groep N.V.............................................      399,280
    7,500  Koninklijke Ahold N.V.....................................      227,461
                                                                       -----------
                                                                           626,741
                                                                       -----------
           NORWAY--3.0%
   10,000  Tandberg ASA*.............................................      122,750
   17,600  Tomra Systems ASA.........................................      296,821
                                                                       -----------
                                                                           419,571
                                                                       -----------
           SINGAPORE--0.9%
   20,000  United Overseas Bank Ltd..................................      127,107
                                                                       -----------
           SPAIN--2.9%
   16,800  Banco Bilbao Vizcaya Argentaria, S.A......................      228,691
   13,900  Grupo Dragados, S.A.......................................      173,819
                                                                       -----------
                                                                           402,510
                                                                       -----------
           SWEDEN--2.8%
   15,000  Elekta AB *...............................................      102,213
    7,700  Modern Times Group MTG AB*................................      202,025
    2,200  Nobel Biocare AB..........................................       77,506
                                                                       -----------
                                                                           381,744
                                                                       -----------
           SWITZERLAND--8.5%
      280  Disetronic Holding AG.....................................      200,067
   10,600  Novartis AG...............................................      402,588
       28  Phonak Holding AG.........................................       95,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001 (CONTINUED)

                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           SWITZERLAND--(CONTINUED)
    1,500  Tecan Group*..............................................  $   146,077
    2,200  UBS AG....................................................      328,102
                                                                       -----------
                                                                         1,171,959
                                                                       -----------
           UNITED KINGDOM--10.0%
    6,350  Amdocs Ltd................................................      392,430
    4,600  AstraZeneca PLC...........................................      216,791
   13,400  Logica PLC................................................      167,282
   22,900  Misys PLC.................................................      181,534
   15,500  Shire Pharmaceuticals Group PLC*..........................      254,409
    6,800  Vodafone Group PLC ADR....................................      176,052
                                                                       -----------
                                                                         1,388,498
                                                                       -----------
           Total Common Stocks
           (Cost $12,758,560)........................................   12,672,486
                                                                       -----------

                                                                          VALUE
 SHARES    PREFERRED STOCKS--1.4%                                       (NOTE 1)
 ------    ----------------------                                       --------
           GERMANY
      600  Porsche AG*...............................................  $   190,237
                                                                       -----------
           Total Preferred Stocks
           (Cost $114,037)...........................................      190,237
                                                                       -----------

             TOTAL INVESTMENTS
             (COST $12,872,597)..................................      93.1%   12,862,723
             OTHER ASSETS, LESS LIABILITIES......................       6.9       953,381
                                                                   --------   -----------

             NET ASSETS..........................................     100.0%  $13,816,104
                                                                   ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing.
For Federal income tax purposes the tax basis for investments owned at May 31, 2001 was $13,049,538; the aggregate gross unrealized appreciation was $907,946 and the aggregate gross unrealized depreciation was $1,094,761.

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Consumer Cyclical.................................     3.1%
Consumer Durables.................................     2.3
Consumer NonCyclical..............................     2.3
Consumer Staples..................................     1.1
Financials........................................    30.0
Health Care.......................................    18.4
Industrial........................................     4.7
IT Services.......................................     2.5
Media.............................................     1.5
INDUSTRY                                            PERCENT
--------                                            -------
Property Development..............................     1.9%
Retail............................................     3.6
Services..........................................     7.6
Technology........................................     2.6
Telecommunications................................    10.0
Transportation....................................     1.5
Other Assets, Less Liabilities....................     6.9
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001


ASSETS:
  Investments in securities, at value
    (cost $12,872,597)....................................................................  $12,862,723
  Cash....................................................................................      651,613
  Receivable for Fund shares sold.........................................................      287,120
  Dividend and interest receivable........................................................       19,998
                                                                                            -----------
    Total Assets..........................................................................   13,821,454
                                                                                            -----------
LIABILITIES:
  Payable for Fund shares redeemed........................................................        3,366
  Accrued expenses........................................................................        1,984
                                                                                            -----------
    Total Liabilities.....................................................................        5,350
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $13,816,104
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($9,873,365/822,847 shares).....................................................  $     12.00
                                                                                            ===========
  Class I ($3,942,739/389,217 shares).....................................................  $     10.13
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $     1,212
  Paid in surplus.........................................................................   13,791,874
  Accumulated net investment loss.........................................................      (65,216)
  Accumulated net realized gain on investments and foreign currency transactions..........      100,442
  Net unrealized depreciation on investments and translation of foreign currency..........      (12,208)
                                                                                            -----------
NET ASSETS................................................................................  $13,816,104
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2001


INVESTMENT INCOME:
  Dividends*..............................................................................  $  183,530
  Interest................................................................................      60,583
                                                                                            ----------
    Total Investment Income...............................................................     244,113
                                                                                            ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................     198,468
    Class I...............................................................................      55,305
  Distribution (12b-1) fees--Class R (Note 3).............................................      32,011
  Interest expense........................................................................      23,894
  Trustees fees...........................................................................       1,036
                                                                                            ----------
    Total Expenses........................................................................     310,714
                                                                                            ----------
    Net Investment Loss...................................................................     (66,601)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
  Net realized gain on investment transactions............................................     349,828
  Net realized loss on foreign currency transactions......................................     (72,792)
  Net change in unrealized depreciation on investments....................................  (4,682,769)
  Net change in unrealized loss on translation of foreign currency........................      (1,255)
                                                                                            ----------
  Net realized and unrealized loss on investments and foreign currency....................  (4,406,988)
                                                                                            ----------
  Net Decrease in Net Assets Resulting from Operations....................................  $(4,473,589)
                                                                                            ==========

*  Dividends are net of foreign withholding taxes of $13,922

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2001 AND MAY 31, 2000

                                                                                 2001          2000
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $    (66,601) $   (131,701)
  Net realized gain on investment transactions.............................       349,828     4,118,191
  Net realized loss on foreign currency transactions.......................       (72,792)       (5,546)
  Net change in unrealized (depreciation) appreciation on investments......    (4,682,769)    2,736,254
  Net change in unrealized loss on translation of foreign currency.........        (1,255)         (265)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from operations..........    (4,473,589)    6,716,933
                                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investments income
    Class I................................................................       (14,079)           --
  Net realized gain on investments
    Class R................................................................    (2,438,268)           --
    Class I................................................................    (1,131,572)           --
                                                                             ------------  ------------
  Total distributions to shareholders......................................    (3,583,919)            0
                                                                             ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    89,751,780    51,774,675
  Reinvestment of distributions............................................     2,455,737             0
  Cost of shares redeemed..................................................   (84,643,747)  (56,497,784)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital share
    transactions...........................................................     7,563,770    (4,723,109)
                                                                             ------------  ------------
  Net (decrease) increase in net assets....................................      (493,738)    1,993,824
NET ASSETS:
  Beginning of year........................................................    14,309,842    12,316,018
                                                                             ------------  ------------
  End of year..............................................................  $ 13,816,104  $ 14,309,842
                                                                             ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001

                                                                      VALUE
SHARES  COMMON STOCKS--98.7%                                         (NOTE 1)
------  --------------------                                         --------
        AUSTRALIA--13.6%
5,000   Billabong International Ltd...............................   $ 12,392
2,400   BRL Hardy Ltd.............................................     11,614
  340   Cochlear Ltd..............................................      6,363
5,100   Macquarie Infrastructure Group............................      7,094
6,000   Renewable Energy Corp. Ltd................................      6,962
                                                                     --------
                                                                       44,425
                                                                     --------
        DENMARK--4.5%
  300   Vestas Wind Systems A/S...................................     14,637
                                                                     --------
        FRANCE--7.6%
  280   Bonduelle S.C.A...........................................      9,730
   50   Marionnaud Parfumeries S.A.*..............................      5,623
   60   Unibail*..................................................      9,563
                                                                     --------
                                                                       24,916
                                                                     --------
        HONG KONG--2.0%
17,600  Denway Motors Ltd.*.......................................      6,488
                                                                     --------
        IRELAND--4.4%
4,000   Anglo Irish Bank Corp. PLC................................     14,479
                                                                     --------
        ISRAEL--4.2%
  200   Taro Pharmaceutical Industries Ltd.*......................     13,654
                                                                     --------
        ITALY--4.8%
1,200   Recordati SpA.............................................     15,737
                                                                     --------
        JAPAN--4.4%
  300   Enix Corp.................................................      7,905
  100   Fancl Corp................................................      6,470
                                                                     --------
                                                                       14,375
                                                                     --------
        NETHERLANDS--1.9%
  300   Heijmans N.V..............................................      6,341
                                                                     --------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        NORWAY--3.7%
  300   Tandberg ASA*.............................................   $  3,683
  500   Tomra Systems ASA.........................................      8,432
                                                                     --------
                                                                       12,115
                                                                     --------
        SPAIN--11.3%
  200   ACS, Actividades de Construccion y Sericios, S.A..........      5,369
1,100   Auopistas, Concesionaria Espanola S.A.....................     11,058
1,000   Grupo Dragados S.A........................................     12,505
  500   Grupo Ferovial S.A........................................      8,172
                                                                     --------
                                                                       37,104
                                                                     --------
        SWEDEN--16.3%
1,200   Elekta AB.................................................      8,177
1,000   Getinge Industrier AB.....................................     15,900
  400   Munters AB................................................      6,749
  400   Nobel Biocare AB..........................................     14,092
1,800   Swedish Match AB..........................................      8,277
                                                                     --------
                                                                       53,195
                                                                     --------
        SWITZERLAND--4.4%
    5   Galenica Holding AG.......................................      4,068
    3   Phonak Holding AG.........................................     10,192
                                                                     --------
                                                                       14,260
                                                                     --------
        UNITED KINGDOM--15.6%
1,600   Amec PLC..................................................     10,732
3,500   Balfour Beatty PLC........................................      9,728
6,000   Electronics Boutique PLC..................................      8,160
2,000   Jarvis PLC................................................     10,125
  900   Man Group PLC.............................................     12,093
                                                                     --------
                                                                       50,838
                                                                     --------

                 TOTAL INVESTMENTS
                 (COST $314,996).....................................      98.7%    322,564
                 OTHER ASSETS, LESS LIABILITIES......................       1.3       4,216
                                                                       --------    --------
                 NET ASSETS..........................................     100.0%   $326,780
                                                                       ========    ========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing.
For Federal income tax purposes the tax basis for investments owned at May 31, 2001 was $318,650; the aggregate gross unrealized appreciation was $15,415 and the aggregate gross unrealized depreciation was $11,501.

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND
          SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001 (CONTINUED)

INDUSTRY COMPOSITION


INDUSTRY                                            PERCENT
--------                                            -------

Capital Goods.....................................     2.1%
Consumer Durables.................................     2.0
Consumer Noncyclical..............................    11.0
Drugs & Healthcare................................    27.0
Financial.........................................     8.1
Industrial........................................     7.1
IT Services.......................................     3.3
Property Development..............................     6.7
INDUSTRY                                            PERCENT
--------                                            -------
Retailing.........................................    17.5%
Services..........................................     8.3
Technology........................................     3.5
Utilities.........................................     2.1
Other Assets, Less Liabilities....................     1.3
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001


ASSETS:
  Investments in securities, at value
    (cost $314,996).......................................................................  $  322,564
  Cash....................................................................................      11,625
  Receivable for securities sold..........................................................      12,846
  Dividend receivable.....................................................................         544
                                                                                            ----------
    Total Assets..........................................................................     347,579
                                                                                            ----------
LIABILITIES:
  Payable for securities purchased........................................................      20,757
  Accrued expenses........................................................................          42
                                                                                            ----------
    Total Liabilities.....................................................................      20,799
                                                                                            ----------
NET ASSETS (NOTES 1 & 5):.................................................................  $  326,780
                                                                                            ==========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($179,181/24,486 shares)........................................................  $     7.32
                                                                                            ==========
  Class I ($147,599/20,277 shares)........................................................  $     7.28
                                                                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $       45
  Paid in surplus.........................................................................     440,888
  Accumulated net realized loss on investments and foreign currency transactions..........    (121,742)
  Net unrealized appreciation on investments and translation of foreign currency..........       7,589
                                                                                            ----------
NET ASSETS................................................................................  $  326,780
                                                                                            ==========

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MAY 31, 2001*


INVESTMENT INCOME:
  Dividends and interest*.................................................................  $    2,253
                                                                                            ----------
    Total Investment Income...............................................................       2,253
                                                                                            ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................       2,709
    Class I...............................................................................       1,840
  Distribution (12b-1) fees--Class R (Note 3).............................................         437
  Trustees fees...........................................................................           4
                                                                                            ----------
    Total Expenses........................................................................       4,990
                                                                                            ----------
    Net Investment Loss...................................................................      (2,737)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
    Net realized loss on investment transactions..........................................    (103,574)
    Net realized loss on foreign currency transactions....................................     (21,085)
    Net unrealized appreciation on investments............................................       7,568
    Net unrealized gain on translation of foreign currency................................          21
                                                                                            ----------
    Net realized and unrealized loss on investments and foreign currency..................    (117,070)
                                                                                            ----------
    Net Decrease in Net Assets Resulting from Operations..................................  $ (119,807)
                                                                                            ==========

*  Dividends are net of foreign withholding taxes of $478

                       STATEMENT OF CHANGES IN NET ASSETS
                       FOR THE PERIOD ENDED MAY 31, 2001*

INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $  (2,737)
  Net realized loss on investment transactions.............................    (103,574)
  Net realized loss on foreign currency transactions.......................     (21,085)
  Net unrealized appreciation on investments...............................       7,568
  Net unrealized gain on translation of foreign currency...................          21
                                                                              ---------
  Net decrease in net assets resulting from operations.....................    (119,807)
                                                                              ---------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................     608,831
  Cost of shares redeemed..................................................    (162,244)
                                                                              ---------
  Net increase in net assets resulting from capital share transactions.....     446,587
                                                                              ---------
  Net increase in net assets...............................................     326,780
NET ASSETS:
  Beginning of period......................................................          --
                                                                              ---------
  End of period............................................................   $ 326,780
                                                                              =========

---------------

  *  From August 1, 2000 (Commencement of Operations) to May 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001

                                                                          VALUE
 SHARES    COMMON STOCKS--96.8%                                         (NOTE 1)
 ------    --------------------                                         --------
           BANK--3.3%
    4,500  Washington Mutual, Inc....................................  $   160,290
                                                                       -----------
           BEVERAGES--2.8%
    3,000  PepsiCo, Inc..............................................      134,280
                                                                       -----------
           BIO-TECHNOLOGY & MEDICAL DEVICES--3.7%
    5,300  Sepracor, Inc.*...........................................      176,596
                                                                       -----------
           COMPUTER-PERIPHERAL--3.0%
    1,300  International Business Machines Corp......................      145,340
                                                                       -----------
           COMPUTER SERVICE--3.3%
    3,000  AOL Time Warner, Inc.*....................................      156,690
                                                                       -----------
           COMPUTER SOFTWARE--6.0%
    2,200  Microsoft Corp.*..........................................      152,196
    8,900  Oracle Corp.*.............................................      136,170
                                                                       -----------
                                                                           288,366
                                                                       -----------
           CONSUMER NON-DURABLE--3.2%
    5,300  Gillette Co...............................................      153,329
                                                                       -----------
           DRUGS & HEALTHCARE--6.3%
    3,500  Pfizer, Inc...............................................      150,115
    3,700  Schering-Plough Corp......................................      155,215
                                                                       -----------
                                                                           305,330
                                                                       -----------
           FINANCIAL SERVICE--3.3%
    4,000  John Hancock Financial Services, Inc......................      158,440
                                                                       -----------
           INDUSTRIAL--CONGLOMERATES--6.7%
    3,300  General Electric Co.......................................      161,700
    2,800  Tyco International Ltd....................................      160,860
                                                                       -----------
                                                                           322,560
                                                                       -----------
           INFORMATION TECHNOLOGY--CONGLOMERATES--2.7%
    6,900  Corning, Inc..............................................      130,548
                                                                       -----------
           INSURANCE--5.7%
    4,400  AFLAC, Inc................................................      142,692
    1,600  American International Group, Inc.........................      129,600
                                                                       -----------
                                                                           272,292
                                                                       -----------
                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           MATERIALS--MANUFACTURING--3.3%
    5,000  Mueller Industries, Inc.*.................................  $   160,000
                                                                       -----------
           NATURAL GAS--8.8%
    2,500  El Paso Energy Corp.......................................      152,250
    2,400  Enron Corp................................................      126,984
    3,700  Williams Co., Inc.........................................      145,780
                                                                       -----------
                                                                           425,014
                                                                       -----------
           OIL--6.8%
    2,500  Anadarko Petroleum Corp...................................      156,525
    1,800  Chevron Corp..............................................      172,890
                                                                       -----------
                                                                           329,415
                                                                       -----------
           RECREATION--3.3%
    5,000  The Walt Disney Co........................................      158,100
                                                                       -----------
           RESTAURANTS--3.7%
    5,800  McDonald's Corp...........................................      175,624
                                                                       -----------
           RETAILERS--6.3%
    3,300  Home Depot, Inc...........................................      162,657
    2,700  Wal-Mart Stores, Inc......................................      139,725
                                                                       -----------
                                                                           302,382
                                                                       -----------
           SEMICONDUCTOR--12.3%
   20,000  Agere Systems, Inc. *.....................................      140,000
    4,500  Intel Corp................................................      121,545
    6,000  Nokia Corp. ADR...........................................      175,440
    4,500  Texas Instruments, Inc....................................      153,540
                                                                       -----------
                                                                           590,525
                                                                       -----------
           TELECOMMUNICATIONS--2.3%
   36,000  Loral Space & Communications Ltd. *.......................      108,720
                                                                       -----------

                 TOTAL INVESTMENTS
                 (COST $5,094,718)...................................      96.8%    4,653,841
                 OTHER ASSETS, LESS LIABILITIES......................       3.2       153,733
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $ 4,807,574
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing
For Federal income tax purposes the tax basis for investments owned at May 31, 2001 was $5,122,846; the aggregate gross unrealized appreciation was $149,952 and the aggregate gross unrealized depreciation was $618,957.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001


ASSETS:
  Investments in securities, at value
    (cost $5,094,718).....................................................................  $ 4,653,841
  Cash....................................................................................      295,638
  Receivable for Fund shares sold.........................................................        4,400
  Dividend and interest receivable........................................................        5,023
                                                                                            -----------
    Total Assets..........................................................................    4,958,902
                                                                                            -----------
LIABILITIES:
  Payable for securities purchased........................................................      150,800
  Accrued expenses........................................................................          528
                                                                                            -----------
    Total Liabilities.....................................................................      151,328
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 4,807,574
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($3,696,979/334,392 shares).....................................................  $     11.06
                                                                                            ===========
  Class I ($1,110,595/279,089 shares).....................................................  $      3.98
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $       613
  Paid in surplus.........................................................................    5,759,510
  Accumulated net realized loss on investments............................................     (511,672)
  Net unrealized depreciation on investments..............................................     (440,877)
                                                                                            -----------
NET ASSETS................................................................................  $ 4,807,574
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2001


INVESTMENT INCOME:
  Dividends*......................................  $   27,434
  Interest........................................      11,308
                                                    ----------
    Total Investment Income.......................      38,742
                                                    ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R.......................................      55,538
    Class I.......................................       8,863
  Distribution (12b-1) fees--Class R (Note 3).....      11,570
  Trustees fees...................................         816
                                                    ----------
    Total Expenses................................      76,787
                                                    ----------
    Net Investment Loss...........................     (38,045)
                                                    ----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................    (496,278)
  Net change in unrealized depreciation on
    investments...................................    (240,981)
                                                    ----------
  Net realized and unrealized loss on
    investments...................................    (737,259)
                                                    ----------
  Net Decrease in Net Assets Resulting from
    Operations....................................  $ (775,304)
                                                    ==========

*  Dividends are net of foreign withholding taxes of $275

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2001 AND MAY 31, 2000

                                                                                2001          2000
                                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment (loss) income.............................................  $   (38,045) $     22,951
  Net realized (loss) gain from investment transactions....................     (496,278)    1,530,422
  Net change in unrealized depreciation on investments.....................     (240,981)   (1,868,955)
                                                                             -----------  ------------
  Net decrease in net assets resulting from operations.....................     (775,304)     (315,582)
                                                                             -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class R................................................................      (14,790)           --
    Class I................................................................       (8,160)           --
  Net realized gain on investments
    Class R................................................................   (1,110,752)     (604,599)
    Class I................................................................     (438,230)   (2,073,739)
                                                                             -----------  ------------
  Total distributions to shareholders......................................   (1,571,932)   (2,678,338)
                                                                             -----------  ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares.......................................    1,407,251     2,480,027
    Reinvestment of distributions..........................................    1,492,240     2,648,674
    Cost of shares redeemed................................................   (1,725,934)  (16,324,211)
                                                                             -----------  ------------
    Net increase (decrease) in net assets resulting from capital share
     transactions..........................................................    1,173,557   (11,195,510)
                                                                             -----------  ------------
    Contribution from management (NOTE 6)..................................           --        11,051
                                                                             -----------  ------------
    Net decrease in net assets.............................................   (1,173,679)  (14,178,379)
NET ASSETS:
    Beginning of year......................................................    5,981,253    20,159,632
                                                                             -----------  ------------
    End of year............................................................  $ 4,807,574  $  5,981,253
                                                                             ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001

                                                                          VALUE
 SHARES    COMMON STOCKS--92.4%                                         (NOTE 1)
 ------    --------------------                                         --------
           CAPITAL GOODS--3.7%
   46,600  Orbotech, Ltd.*...........................................  $ 1,657,562
   75,850  Vishay Intertechnology, Inc.*.............................    1,562,510
                                                                       -----------
                                                                         3,220,072
                                                                       -----------
           CONSUMER NON-DURABLES--4.6%
   64,900  Activision, Inc.*.........................................    2,210,494
   79,800  Fossil, Inc.*.............................................    1,783,530
                                                                       -----------
                                                                         3,994,024
                                                                       -----------
           CONSUMER SERVICES--13.5%
  118,100  Genesco, Inc.*............................................    3,584,335
   27,800  National Dentex Corp.*....................................      602,148
   82,000  Optimal Robotics Corp.*...................................    2,444,420
   66,700  Tiffany & Co..............................................    2,306,486
   86,200  Williams-Sonoma, Inc.*....................................    2,903,216
                                                                       -----------
                                                                        11,840,605
                                                                       -----------
           ENERGY--7.0%
  503,100  Canadian 88 Energy Corp.*.................................    1,051,479
  115,600  Cross Timbers Oil Co......................................    3,410,200
   46,300  Newfield Exploration Co.*.................................    1,628,834
                                                                       -----------
                                                                         6,090,513
                                                                       -----------
           HEALTHCARE-BIOTECH/PHARMACEUTICALS--4.5%
   73,500  Alkermes, Inc.*...........................................    2,224,845
   37,400  OSI Pharmaceuticals, Inc.*................................    1,691,228
                                                                       -----------
                                                                         3,916,073
                                                                       -----------
           HEALTHCARE SERVICES--16.7%
   78,375  Accredo Health, Inc.*.....................................    2,607,536
   25,000  AdvancePCS*...............................................    1,522,750
  237,500  Caremark Rx, Inc.*........................................    3,866,500
  249,500  Chronimed, Inc.*..........................................    1,943,605
  101,800  Dendrite International, Inc.*.............................    1,020,036
   63,000  Priority Healthcare Corp.*................................    2,178,540
  143,600  Trizetto Group, Inc.*.....................................    1,443,180
                                                                       -----------
                                                                        14,582,147
                                                                       -----------
           HUMAN RESOURCES--3.0%
  122,200  On Assignment, Inc.*......................................    2,602,860
                                                                       -----------
           INTERNET DIRECT MEDIA--2.0%
   23,300  CNET, Inc.*...............................................      256,766
   84,750  Digex, Inc.*..............................................    1,538,212
                                                                       -----------
                                                                         1,794,978
                                                                       -----------
                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           TECHNOLOGY-ENTERPRISE SOFTWARE--20.0%
   38,250  Business Objects S.A. ADR*................................  $ 1,220,557
   13,200  Citrix Systems, Inc.*.....................................      315,480
  109,000  Documentum, Inc.*.........................................    1,523,820
   59,500  HNC Software, Inc.*.......................................    1,670,165
   28,646  Hyperion Solutions Corp.*.................................      436,279
   70,000  Manugistics Group Inc.*...................................    2,513,700
  124,200  MRO Software, Inc.*.......................................    1,751,220
   92,000  Peregrine Systems, Inc.*..................................    2,547,480
   59,600  Rational Software Corp.*..................................    1,436,360
   77,775  Retek, Inc.*..............................................    2,722,903
   51,900  Serena Software, Inc.*....................................    1,357,704
                                                                       -----------
                                                                        17,495,668
                                                                       -----------
           TECHNOLOGY-HARDWARE/EQUIPMENT--4.8%
  100,500  ATMI, Inc.*...............................................    2,631,844
   30,200  KLA-Tencor Corp.*.........................................    1,558,924
                                                                       -----------
                                                                         4,190,768
                                                                       -----------
           TELECOMMUNICATIONS & EQUIPMENT--8.9%
  113,600  Aeroflex, Inc.*...........................................    1,354,112
   81,100  Alpha Industries, Inc.*...................................    1,784,200
   58,000  Applied Micro Circuits Corp.*.............................    1,048,060
   36,100  California Amplifier, Inc.*...............................       72,200
   56,100  DSP Group, Inc.*..........................................    1,011,483
   34,900  JDS Uniphase Corp.*.......................................      583,179
   20,900  Scientific Atlanta, Inc...................................    1,097,459
   63,100  TranSwitch Corp.*.........................................      795,060
                                                                       -----------
                                                                         7,745,753
                                                                       -----------
           TELECOMMUNICATIONS NETWORK--1.4%
   29,500  Juniper Networks, Inc.*...................................    1,254,635
                                                                       -----------
           TELECOMMUNICATIONS-SOFTWARE--2.3%
  178,600  Witness Systems, Inc.*....................................    2,037,826
                                                                       -----------

                 TOTAL INVESTMENTS
                 (COST $87,186,337)..................................      92.4%   80,765,922
                 OTHER ASSETS, LESS LIABILITIES......................       7.6     6,675,193
                                                                       --------   -----------

                 NET ASSETS..........................................     100.0%  $87,441,115
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-Income producing security.
For Federal income tax purposes the tax basis for investments owned at May 31, 2001 was $87,390,225; the aggregate gross unrealized appreciation was $10,770,620 and the aggregate gross unrealized depreciation was $17,394,923.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001


ASSETS:
  Investments in securities, at value (cost $87,186,337)..................................  $ 80,765,922
  Cash....................................................................................     6,627,795
  Receivable for Fund shares sold.........................................................       147,238
  Dividend and interest receivable........................................................         8,487
                                                                                            ------------
    Total Assets..........................................................................    87,549,442
                                                                                            ------------
LIABILITIES:
  Payable for Fund shares redeemed........................................................        97,853
  Accrued expenses........................................................................        10,474
                                                                                            ------------
    Total Liabilities.....................................................................       108,327
                                                                                            ------------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 87,441,115
                                                                                            ============
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($66,028,241/1,737,308 shares)..................................................  $      38.01
                                                                                            ============
  Class I ($21,412,874/912,892 shares)....................................................  $      23.46
                                                                                            ============
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $      2,650
  Paid in surplus.........................................................................   102,637,441
  Accumulated net realized loss on investments............................................    (8,778,561)
  Net unrealized depreciation on investments..............................................    (6,420,415)
                                                                                            ------------
NET ASSETS................................................................................  $ 87,441,115
                                                                                            ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2001


INVESTMENT INCOME:
  Interest................................................................................  $  456,032
  Dividends*..............................................................................      15,710
  Miscellaneous income....................................................................      49,712
                                                                                            ----------
    Total Investment Income...............................................................     521,454
                                                                                            ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................     749,657
    Class I...............................................................................     149,733
  Distribution (12b-1) fees--Class R (Note 3).............................................     144,165
  Trustees fees...........................................................................       2,110
                                                                                            ----------
    Total Expenses........................................................................   1,045,665
                                                                                            ----------
    Net Investment Loss...................................................................    (524,211)
                                                                                            ----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments........................................................  (8,762,615)
  Net change in unrealized depreciation on investments....................................  (11,589,734)
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................  (20,352,349)
                                                                                            ----------
  Net Decrease in Net Assets Resulting from Operations....................................  $(20,876,560)
                                                                                            ==========

*  Dividends are net of foreign withholding taxes of $907

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2001 AND MAY 31, 2000

                                                                                 2001          2000
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $   (524,211) $   (207,045)
  Net realized (loss) gain on investment transactions......................    (8,762,615)    1,925,117
  Net change in unrealized (depreciation) appreciation on investments......   (11,589,734)    2,853,042
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from operations..........   (20,876,560)    4,571,114
                                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................    (1,109,350)     (662,332)
    Class I................................................................      (573,355)     (189,541)
                                                                             ------------  ------------
  Total distributions to shareholders......................................    (1,682,705)     (851,873)
                                                                             ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................   128,257,178    43,951,931
  Reinvestment of distributions............................................     1,596,405       807,654
  Cost of shares redeemed..................................................   (52,953,196)  (21,638,908)
                                                                             ------------  ------------
  Net increase in net assets resulting from capital share transactions.....    76,900,387    23,120,677
                                                                             ------------  ------------
  Net increase in net assets...............................................    54,341,122    26,839,918
NET ASSETS:
  Beginning of year........................................................    33,099,993     6,260,075
                                                                             ------------  ------------
  End of year..............................................................  $ 87,441,115  $ 33,099,993
                                                                             ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001

                                                                          VALUE
 SHARES    COMMON STOCKS--93.7%                                         (NOTE 1)
 ------    --------------------                                         --------
           BUSINESS SERVICES--1.6%
    4,000  FedEx Corp.*..............................................  $   160,000
                                                                       -----------
           CLOSED END FUNDS: INTERNATIONAL--0.7%
    6,000  iShares MSCI Japan........................................       65,340
                                                                       -----------
           CONGLOMERATE & DIVERSIFIED COMPANIES--5.1%
    4,500  General Electric Co.......................................      220,500
    5,000  Tyco International Ltd....................................      287,250
                                                                       -----------
                                                                           507,750
                                                                       -----------
           DURABLES--0.8%
    3,000  Ford Motor Co.............................................       73,050
      392  Visteon Corp..............................................        6,750
                                                                       -----------
                                                                            79,800
                                                                       -----------
           ENERGY--4.5%
    1,500  Anadarko Petroleum Corp...................................       93,915
    2,500  BP PLC ADR................................................      133,475
    1,500  Enron Corp................................................       79,365
    1,500  Exxon Mobil Corp..........................................      133,125
                                                                       -----------
                                                                           439,880
                                                                       -----------
           FINANCIAL-BANKS/S&L--3.2%
    2,250  JP Morgan Chase & Co......................................      110,587
    2,000  Mellon Financial Corp.....................................       91,640
    2,500  Wells Fargo & Co..........................................      117,700
                                                                       -----------
                                                                           319,927
                                                                       -----------
           FINANCIAL-BROKERAGES & INSURANCE--6.7%
    8,250  The Charles Schwab Corp...................................      155,100
    3,500  Citigroup, Inc............................................      179,375
    1,000  The Goldman Sachs Group, Inc..............................       95,100
    1,000  Morgan Stanley Dean Witter & Co...........................       65,010
    5,000  Stilwell Financial, Inc...................................      164,200
                                                                       -----------
                                                                           658,785
                                                                       -----------
           HEALTH--9.1%
    2,000  Amgen, Inc.*..............................................      132,760
    3,000  Bristol-Myers Squibb Co...................................      162,720
    2,000  Genentech, Inc.*..........................................      100,100
    2,000  Johnson & Johnson.........................................      193,900
    2,000  Merck & Co., Inc..........................................      145,980
    3,750  Pfizer, Inc...............................................      160,838
                                                                       -----------
                                                                           896,298
                                                                       -----------
                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           INDEX--1.4%
    3,000  NASDAQ 100 Index Tracking Stock*..........................  $   134,190
                                                                       -----------
           MEDIA & LEISURE--11.4%
    6,000  AOL Time Warner, Inc.*....................................      313,380
    5,000  Comcast Corp.--Special Class A*...........................      204,800
    6,000  McDonald's Corp...........................................      181,680
    7,400  Starbucks Corp.*..........................................      144,448
    2,400  Vivendi Universal SA ADR..................................      153,120
    4,000  The Walt Disney Co........................................      126,480
                                                                       -----------
                                                                         1,123,908
                                                                       -----------
           NON-DURABLES--7.7%
    3,000  Colgate-Palmolive Co......................................      169,920
    3,000  Kimberly-Clark Corp.......................................      181,350
    2,500  Proctor and Gamble Co.....................................      160,600
    3,000  Safeway, Inc.*............................................      151,950
    5,000  Sara Lee Corp.............................................       94,200
                                                                       -----------
                                                                           758,020
                                                                       -----------
           RETAILING--7.6%
    3,500  The Gap, Inc..............................................      108,500
    5,000  The Home Depot, Inc.......................................      246,450
    3,000  K-Mart Corp.*.............................................       33,840
    6,000  Target Corp...............................................      226,800
    2,500  Wal-Mart Stores, Inc......................................      129,375
                                                                       -----------
                                                                           744,965
                                                                       -----------
           TECHNOLOGY-HARDWARE--11.2%
      572  Agilent Technologies, Inc.*...............................       19,185
    3,000  Applied Materials, Inc.*..................................      149,790
    4,000  Cisco Systems, Inc.*......................................       77,040
    4,000  Compaq Computer Corp......................................       63,960
    4,000  EMC Corp..................................................      126,400
    4,000  Intel Corp................................................      108,040
    3,000  International Business Machines Corp......................      335,400
      110  McData Corp.*.............................................        2,790
    4,000  Sandisk Corp.*............................................       93,800
    6,000  Solectron Corp.*..........................................      129,420
                                                                       -----------
                                                                         1,105,825
                                                                       -----------
           TECHNOLOGY-INTERNET--0.7%
    5,000  At Home Corp.*............................................       20,450
       18  InfoSpace, Inc.*..........................................           70
    1,000  The Internet HOLDRs Trust*................................       45,730

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2001 (CONTINUED)

                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           TECHNOLOGY-INTERNET--(CONTINUED)
       60  PSINET, Inc...............................................  $         4
       86  Terra Network, SA ADR*....................................          684
                                                                       -----------
                                                                            66,938
                                                                       -----------
           TECHNOLOGY-SOFTWARE--6.9%
    2,000  Advent Software, Inc.*....................................      130,520
    4,500  Citrix Systems, Inc.......................................      107,550
    3,800  Microsoft Corp.*..........................................      262,884
    8,000  Oracle Corp.*.............................................      122,400
      893  VERITAS Software Corp.*...................................       59,161
                                                                       -----------
                                                                           682,515
                                                                       -----------
           TELECOMMUNICATIONS--11.8%
      500  Avaya, Inc.*..............................................        8,100
    2,000  KPNQwest N.V.*............................................       22,600
    6,000  Lucent Technologies, Inc..................................       47,280
    2,000  Nokia Corp. ADR...........................................       58,480
    6,000  Plantronics, Inc.*........................................      130,080
                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           TELECOMMUNICATIONS--(CONTINUED)
    4,500  QUALCOMM, Inc.*...........................................  $   273,330
    4,018  Qwest Communications International, Inc.*.................      147,621
    5,000  Verizon Communications, Inc...............................      274,250
    4,000  Vodafone Group PLC ADR....................................      103,560
    5,250  WorldCom, Inc.*...........................................       93,660
                                                                       -----------
                                                                         1,158,961
                                                                       -----------
           UTILITIES--3.3%
    5,000  AES Corp.*................................................      227,000
    2,000  Calpine Corp..............................................       98,600
                                                                       -----------
                                                                           325,600
                                                                       -----------

                 TOTAL INVESTMENTS
                 (COST $10,205,466)..................................      93.7%    9,228,702
                 OTHER ASSETS, LESS LIABILITIES......................       6.3       615,534
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $ 9,844,236
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at May 31, 2001, was $10,205,466; the aggregate gross unrealized appreciation was $879,187 and the aggregate gross unrealized depreciation was $1,855,951.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001


ASSETS:
  Investments in securities, at value
    (cost $10,205,466)............................  $ 9,228,702
  Cash............................................      609,452
  Dividend and interest receivable................        6,885
                                                    -----------
    Total Assets..................................    9,845,039
                                                    -----------
LIABILITIES:
  Accrued expenses................................          803
                                                    -----------
    Total Liabilities.............................          803
                                                    -----------
NET ASSETS (NOTES 1 & 5):.........................  $ 9,844,236
                                                    ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,441,802/151,759 shares).............  $      9.50
                                                    ===========
  Class I ($8,402,434/877,990 shares).............  $      9.57
                                                    ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).........  $     1,030
  Paid in surplus.................................   11,620,306
  Accumulated net investment income...............       16,090
  Accumulated net realized loss on investments....     (816,426)
  Net unrealized depreciation on investments......     (976,764)
                                                    -----------
NET ASSETS........................................  $ 9,844,236
                                                    ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2001


INVESTMENT INCOME:
  Dividends*......................................  $  133,870
  Interest........................................      13,658
                                                    ----------
    Total Investment Income.......................     147,528
                                                    ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R.......................................      19,023
    Class I.......................................      84,406
  Distribution (12b-1) fees--Class R (Note 3).....       3,963
  Trustees fees...................................         421
                                                    ----------
    Total Expenses................................     107,813
                                                    ----------
    Less expense reimbursements...................      (3,901)
                                                    ----------
    Net Expenses..................................     103,912
                                                    ----------
    Net Investment Income.........................      43,616
                                                    ----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................    (745,638)
  Net change in unrealized depreciation on
    investments...................................  (1,500,229)
                                                    ----------
  Net realized and unrealized loss on
    investments...................................  (2,245,867)
                                                    ----------
  Net Decrease in Net Assets Resulting from
    Operations....................................  $(2,202,251)
                                                    ==========

*  Dividends are net of foreign withholding taxes of $1,107

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2001 AND MAY 31, 2000

                                             2001         2000
                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)..........  $    43,616  $   (25,983)
  Net realized loss on investments......     (745,638)     (70,788)
  Net change in unrealized
    (depreciation) appreciation on
    investments.........................   (1,500,229)     523,465
                                          -----------  -----------
  Net (decrease) increase in net assets
    resulting from operations...........   (2,202,251)     426,694
                                          -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I........      (27,526)          --
                                          -----------  -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares......    3,247,825   10,366,966
  Cost of shares redeemed...............   (1,309,662)    (657,810)
                                          -----------  -----------
  Net increase in net assets resulting
    from capital share transactions.....    1,938,163    9,709,156
                                          -----------  -----------
  Net (decrease) increase in net
    assets..............................     (291,614)  10,135,850
NET ASSETS:
  Beginning of year.....................   10,135,850           --
                                          -----------  -----------
  End of year...........................  $ 9,844,236  $10,135,850
                                          ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven regulated investment companies (commonly called mutual funds):
     Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund (August 1, 2000, commencement of operations), Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (each "Fund"; collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes.

     The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value.

     The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION
     ---------------------------------------------------------------------------

     Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     ---------------------------------------------------------------------------

     Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December.

     Income and net realized capital gain distributions are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments from net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 2001, the Trust's fiscal year end, as follows:

                                                        INCREASE (DECREASE)
                                           ----------------------------------------------
                                                      UNDISTRIBUTED
                                                           NET
                                                       INVESTMENT    ACCUMULATED REALIZED
      RESERVE FUND                          CAPITAL      INCOME              GAIN
      ------------                         ---------  -------------  --------------------
      Blue Chip Growth Fund..............   (448,242)     155,529           292,713
      Informed Investors Growth Fund.....   (305,758)       1,362           304,396
      International Equity Fund..........   (150,016)       1,779           148,237
      International Small-Cap Fund.......     (5,654)       2,737             2,917
      Large-Cap Growth Fund..............    (38,044)      38,044                --
      Small-Cap Growth Fund..............   (674,812)     524,211           150,601

     These reclassifications had no effect on net investment income, net realized gain on investments, or net assets.

     FOREIGN CURRENCY TRANSLATION
     ---------------------------------------------------------------------------

     With respect to the Reserve International Equity Fund and the Reserve International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date.

     The Funds do not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held.

--------------------------------------------------------------------------------
     FEDERAL INCOME TAXES
     ---------------------------------------------------------------------------

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     The following Funds have capital loss carryforwards expiring on May 31, 2009 as follows:

      FUND                                                  TOTAL
      ----                                                ----------
      Informed Investors Growth Fund....................  $3,398,638
      International Small-Cap Fund......................      22,437
      Large-Cap Growth Fund.............................     263,785
      Small-Cap Growth Fund.............................   1,729,117
      Strategic Growth Fund.............................     113,831

(2)  INVESTMENT ACTIVITY
--------------------------------------------------------------------------------

     For the year ended May 31, 2001, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                 AGGREGATE    AGGREGATE
                                                 PURCHASES      SALES
                                                -----------  -----------
      Blue Chip Growth Fund...................  $21,477,633  $22,086,639
      Informed Investors Growth Fund..........   58,567,706   63,784,147
      International Equity Fund...............   19,782,469   16,684,514
      International Small-Cap Fund............    1,015,974      597,404
      Large-Cap Growth Fund...................    8,314,315    8,561,734
      Small-Cap Growth Fund...................   81,235,835    9,417,208
      Strategic Growth Fund...................    4,292,916    1,293,672

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser (the "Adviser") subject to the direction of the Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest, taxes, brokerage fees, extraordinary legal and accounting fees, and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

                                                 CLASS R     CLASS I
                                                ----------  ----------
      Blue Chip Growth Fund...................      1.20%       0.90%
      Informed Investors Growth Fund..........      1.30        1.00
      International Equity Fund...............      1.55        1.25
      International Small-Cap Fund............      1.55        1.25
      Large-Cap Growth Fund...................      1.20        0.90
      Small-Cap Growth Fund...................      1.30        1.00
      Strategic Growth Fund...................      1.20        0.90

     RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

--------------------------------------------------------------------------------
     For their services, the Sub-Advisers of the Funds, with the exception of Condor Capital Management ("Condor"), receive an annual fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund. Net profit is deemed to be the comprehensive management fee and 12b-1 fees less direct and allocated fund expenses and all applicable sales and marketing costs. For the services rendered by Condor, the Adviser shall pay to Condor at the end of each calendar quarter an annualized fee equal to 0.30% of the Fund's assets. The Adviser may also pay a Sub-Adviser for marketing assistance.

     The Trust has entered into a distribution plan (the "Plan") with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. As distributor, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. RESRV also is responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives an annual fee of 0.25% of Class R's average daily net assets. Class I shares do not participate in the Plan.

                                                          DISTRIBUTION FEE
                                                          ----------------
      Blue Chip Growth Fund.............................      $ 31,738
      Informed Investors Growth Fund....................        31,265
      International Equity Fund.........................        32,011
      International Small-Cap Fund......................           437
      Large-Cap Growth Fund.............................        11,570
      Small-Cap Growth Fund.............................       144,165
      Strategic Growth Fund.............................         3,963

     TRANSACTIONS WITH AFFILIATES
     ---------------------------------------------------------------------------

     As of May 31, 2001, certain key officers of RMCI owned 30.2% of Blue Chip Growth Fund, 19.8% of Informed Investors Growth Fund, 5.1% of International Equity Fund, 22.7% of International Small-Cap Fund, 34.8% of Large-Cap Growth Fund, 4.3% of Small-Cap Growth Fund and 0.3% of Strategic Growth Fund.

(4)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the year ended May 31, 2001, the capital stock transactions of each Fund were as follows:

                                              CLASS R                   CLASS I
                                      ------------------------  ------------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------   ----------  ------------  ----------  ------------
      Sold..........................     224,491  $  4,667,936      84,993  $  1,059,561
      Reinvested....................     118,102     1,887,675      78,162       620,903
      Redeemed......................    (279,667)   (5,642,400)    (32,411)     (269,414)
                                      ----------  ------------  ----------  ------------
      Net Increase..................      62,926  $    913,211     130,744  $  1,411,050
                                      ==========  ============  ==========  ============

                                                      CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT       SHARES       AMOUNT
      --------------------------------------  ----------  ------------  ----------  ------------
      Sold..............................         136,865  $  2,300,663      40,367  $    596,915
      Reinvested........................          29,211       298,541       5,847        50,631
      Redeemed..........................        (514,736)   (8,632,440)    (32,783)     (362,461)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........        (348,660) $ (6,033,236)     13,431  $    285,085
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES       AMOUNT
      ---------------------------------       ----------  ------------  ----------  ------------
      Sold..............................       4,848,367  $ 83,034,858     415,898  $  6,716,922
      Reinvested........................         163,322     2,441,658       1,114        14,079
      Redeemed..........................      (4,864,201)  (83,979,291)    (57,464)     (664,456)
                                              ----------  ------------  ----------  ------------
      Net Increase......................         147,488  $  1,497,225     359,548  $  6,066,545
                                              ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES       AMOUNT       SHARES       AMOUNT
      ------------------------------------    ----------  ------------  ----------  ------------
      Sold..............................          41,065  $    405,025      20,463  $    203,806
      Redeemed..........................         (16,579)     (160,904)       (186)       (1,340)
                                              ----------  ------------  ----------  ------------
      Net Increase......................          24,486  $    244,121      20,277  $    202,466
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          52,562  $    662,507     158,567  $    744,744
      Reinvested........................          89,399     1,054,010     103,600       438,230
      Redeemed..........................        (101,072)   (1,351,186)    (82,048)     (374,748)
                                              ----------  ------------  ----------  ------------
      Net Increase......................          40,889  $    365,331     180,119  $    808,226
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................       2,012,216  $ 92,218,491   1,341,195  $ 36,038,687
      Reinvested........................          27,541     1,051,522      23,128       544,883
      Redeemed..........................        (946,284)  (39,713,768)   (575,870)  (13,239,428)
                                              ----------  ------------  ----------  ------------
      Net Increase......................       1,093,473  $ 53,556,245     788,453  $ 23,344,142
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          13,735  $    150,389     268,552  $  3,097,436
      Redeemed..........................          (5,441)      (65,240)   (118,709)   (1,244,422)
                                              ----------  ------------  ----------  ------------
      Net Increase......................           8,294  $     85,149     149,843  $  1,853,014
                                              ==========  ============  ==========  ============

     For the year ended May 31, 2000, the capital stock transactions of each Fund were as follows:

                                              CLASS R                   CLASS I
                                      ------------------------  ------------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------   ----------  ------------  ----------  ------------
      Sold..........................     306,218  $  7,320,142     146,091  $  2,122,827
      Reinvested....................      91,445     2,096,832      39,785       518,006
      Redeemed......................    (257,372)   (6,081,175)    (14,047)     (176,976)
                                      ----------  ------------  ----------  ------------
      Net Increase..................     140,291  $  3,335,799     171,829  $  2,463,857
                                      ==========  ============  ==========  ============

                                                      CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT       SHARES       AMOUNT
      --------------------------------------  ----------  ------------  ----------  ------------
      Sold..............................       1,222,403  $ 28,720,927      84,745  $  1,259,669
      Reinvested........................          81,669     1,419,408      17,704       260,954
      Redeemed..........................        (615,022)  (12,432,167)     (2,198)      (32,711)
                                              ----------  ------------  ----------  ------------
      Net Increase......................         689,050  $ 17,708,168     100,251  $  1,487,912
                                              ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES       AMOUNT
      ---------------------------------       ----------  ------------  ----------  ------------
      Sold..............................       2,692,270  $ 51,184,534      32,313  $    590,141
      Redeemed..........................      (2,984,499)  (56,448,051)     (2,759)      (49,733)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........        (292,229) $ (5,263,517)     29,554  $    540,408
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          46,542  $    932,012     132,771  $  1,548,015
      Reinvested........................          29,066       574,935     200,555     2,073,739
      Redeemed..........................        (161,730)   (3,350,259) (1,232,858)  (12,973,952)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................         (86,122) $ (1,843,312)   (899,532) $ (9,352,198)
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................         882,365  $ 40,918,078     118,786  $  3,033,853
      Reinvested........................          15,177       618,113       7,518       189,541
      Redeemed..........................        (518,782)  (21,581,735)     (1,978)      (57,173)
                                              ----------  ------------  ----------  ------------
      Net Increase......................         378,760  $ 19,954,456     124,326  $  3,166,221
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................         169,423  $  1,779,036     758,230  $  8,587,930
      Redeemed..........................         (25,958)     (277,725)    (30,083)     (380,085)
                                              ----------  ------------  ----------  ------------
      Net Increase......................         143,465  $  1,501,311     728,147  $  8,207,845
                                              ==========  ============  ==========  ============

(5)  MANAGEMENT'S USE OF ESTIMATES
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(6)  MANAGEMENT CONTRIBUTION
--------------------------------------------------------------------------------

     The Sub-Advisor of the Large-Cap Growth Fund purchased a non-eligible security. The management company has reimbursed the Fund for the loss of $11,051 due to this investment.

(7)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

     Contained below is per share operating performance for a share of each Class for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                                                                           CLASS I
                                                                                               -------------------------------
                                                                                                                     PERIOD
                                                                CLASS R
                                           --------------------------------------------------     FISCAL YEARS
                                                       FISCAL YEARS ENDED MAY 31,                ENDED MAY 31,        ENDED
                                           --------------------------------------------------  ------------------    MAY 31,
                                             2001      2000       1999       1998      1997      2001      2000      1999(A)
                                           --------  ---------  ---------  --------  --------  --------  --------  -----------
      RESERVE BLUE CHIP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $21.49    $ 20.84    $ 15.09    $15.46    $14.91    $12.23    $13.29     $10.00
                                            ------    -------    -------    ------    ------    ------    ------     ------
      Income from investment operations
        Net investment loss..............    (0.20)     (0.21)     (0.23)    (0.00)    (0.17)    (0.04)    (0.05)     (0.32)
        Net realized and unrealized
          (loss) gain....................    (5.89)      5.48       7.02      2.82      0.91     (3.10)     3.61       4.65
                                            ------    -------    -------    ------    ------    ------    ------     ------
      Total from investment operations...    (6.09)      5.27       6.79      2.82      0.74     (3.14)     3.56       4.33
      Less distribution from net realized
        capital gain.....................    (3.03)     (4.62)     (1.04)    (3.19)    (0.19)    (3.03)    (4.62)     (1.04)
                                            ------    -------    -------    ------    ------    ------    ------     ------
      Net asset value, end of period.....   $12.37    $ 21.49    $ 20.84    $15.09    $15.46    $ 6.06    $12.23     $13.29
                                            ======    =======    =======    ======    ======    ======    ======     ======
      Total Return.......................   (31.35)%    23.89%     46.62%    19.70%     5.12%   (30.92)%   24.66%     32.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $8,789    $13,911    $10,570    $8,532    $5,428    $1,835    $2,104     $    2
      Ratio of expenses to average net
        assets...........................     1.47%      1.45%      1.53%     1.75%     1.75%     0.92%     0.90%      0.88%(b)
      Ratio of net investment loss to
        average net assets...............    (1.13)%    (1.03)%    (0.96)%   (0.87)%   (1.13)%   (0.56)%   (0.64)%    (1.12)%(b)
      Portfolio turnover rate............      145%        94%       144%      113%      109%      145%       94%       144%

                                                                                                          CLASS I
                                                                                              -------------------------------
                                                                                                                    PERIOD
                                                                CLASS R
                                           -------------------------------------------------     FISCAL YEARS
                                                      FISCAL YEARS ENDED MAY 31,                ENDED MAY 31,        ENDED
                                           -------------------------------------------------  ------------------    MAY 31,
                                             2001      2000       1999      1998      1997      2001      2000      1999(A)
                                           --------  ---------  --------  --------  --------  --------  --------  -----------

      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $16.44    $ 12.38    $10.46    $11.48    $14.36    $13.98    $10.85     $10.00
                                            ------    -------    ------    ------    ------    ------    ------     ------
      Income from investment operations
        Net investment (loss) income.....    (0.02)     (0.07)    (0.27)    (0.20)    (0.07)     0.08     (0.04)     (0.03)
        Net realized and unrealized
          (loss) gain....................    (5.64)      8.62     (4.12)     2.08     (1.66)    (4.85)     7.66       2.81
                                            ------    -------    ------    ------    ------    ------    ------     ------
      Total from investment operations...    (5.66)      8.55      3.85      1.88     (1.73)    (4.77)     7.62       2.78
      Less distribution from net realized
        capital gain.....................    (0.47)     (4.49)    (1.93)    (2.90)    (1.15)    (0.47)    (4.49)     (1.93)
                                            ------    -------    ------    ------    ------    ------    ------     ------
      Net asset value, end of period.....   $10.31    $ 16.44    $12.38    $10.46    $11.48    $ 8.74    $13.98     $10.85
                                            ======    =======    ======    ======    ======    ======    ======     ======
      Total Return.......................   (34.41)%    67.08%    42.22%    17.88%   (11.35)%  (34.10)%   68.07%      8.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $6,941    $16,807    $4,123    $4,334    $5,477    $  995    $1,404     $    1
      Ratio of expenses to average net
        assets...........................     1.56%      1.55%     1.61%     1.75%     1.75%     1.01%     1.00%      1.06%(b)
      Ratio of net investment (loss)
        income to average net assets.....    (0.08)%    (0.74)%   (1.04)%   (0.91)%   (0.57)%    0.61%    (0.47)%    (0.59)%(b)
      Portfolio turnover rate............      529%       629%      551%      410%      255%      529%      629%       551%

(7)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                             CLASS I
                                                                                                 -------------------------------
                                                                                                                       PERIOD
                                                                 CLASS R
                                           ----------------------------------------------------     FISCAL YEARS
                                                        FISCAL YEARS ENDED MAY 31,                 ENDED MAY 31,        ENDED
                                           ----------------------------------------------------  ------------------    MAY 31,
                                             2001      2000       1999       1998       1997       2001      2000      1999(A)
                                           --------  ---------  ---------  ---------  ---------  --------  --------  -----------

      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $20.41    $ 12.73    $ 13.22    $ 12.59    $ 11.26    $17.82    $11.21     $10.00
                                            ------    -------    -------    -------    -------    ------    ------     ------
      Income from investment operations
        Net investment (loss) income.....    (0.10)     (0.19)     (0.06)     (0.04)     (0.07)     0.04     (0.04)     (0.48)
        Net realized and unrealized
          (loss) gain....................    (4.51)      7.87      (0.43)      0.67       1.40     (3.88)     6.65       1.69
                                            ------    -------    -------    -------    -------    ------    ------     ------
      Total from investment operations...    (4.61)      7.68      (0.49)      0.63       1.33     (3.84)     6.61       1.21
      Less distributions from:
        Net investment income............       --         --         --         --         --     (0.05)       --         --
        Net realized capital gain........    (3.80)        --         --         --         --     (3.80)       --         --
                                            ------    -------    -------    -------    -------    ------    ------     ------
      Total distributions................    (3.80)        --         --         --         --     (3.85)       --         --
                                            ------    -------    -------    -------    -------    ------    ------     ------
      Net asset value, end of period.....   $12.00    $ 20.41    $ 12.73    $ 13.22    $ 12.59    $10.13    $17.82     $11.21
                                            ======    =======    =======    =======    =======    ======    ======     ======
      Total Return.......................   (26.29)%    60.33%     (3.78)%     5.00%     11.81%   (25.83)%   58.97%     12.00%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $9,873    $13,781    $12,310    $12,699    $12,099    $3,943    $  529     $    1
      Ratio of expenses to average net
        assets...........................     1.94%      1.80%      1.87%      2.00%      2.00%     1.39%     1.25%      1.29%(b)
      Ratio of net investment (loss)
        income to average net assets.....    (0.51)%    (0.86)%    (0.50)%    (0.39)%    (0.82)%    0.30%    (0.58)%    (5.43)%(b)
      Portfolio turnover rate............       47%        86%       174%       114%        52%       47%       86%         2%

                                                 CLASS R    CLASS I
                                                ----------  --------
                                                    PERIOD ENDED
                                                      MAY 31,
                                                --------------------
                                                 2001(C)    2001(C)
                                                ----------  --------

      RESERVE INTERNATIONAL SMALL-CAP FUND
      ----------------------------------------
      Net asset value, beginning of period....    $10.00     $10.00
                                                  ------     ------
      Income from investment operations
        Net investment loss...................     (0.08)     (0.04)
        Net realized and unrealized loss......     (2.60)     (2.68)
                                                  ------     ------
      Total from investment operations........     (2.68)     (2.72)
                                                  ------     ------
      Net asset value, end of period..........    $ 7.32     $ 7.28
                                                  ======     ======
      Total Return............................    (26.80)%   (27.20)%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------
      Net assets end of period (thousands)....    $  179     $  148
      Ratio of expenses to average net
        assets(b).............................      1.80%      1.25%
      Ratio of net investment loss to average
        net assets(b).........................     (1.09)%    (0.56)%
      Portfolio turnover rate.................       164%       164%

(7)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         CLASS I
                                                                                             --------------------------------
                                                                                                                    PERIOD
                                                               CLASS R
                                           ------------------------------------------------     FISCAL YEARS
                                                      FISCAL YEARS ENDED MAY 31,               ENDED MAY 31,        ENDED
                                           ------------------------------------------------  ------------------    MAY 31,
                                             2001      2000      1999      1998      1997      2001      2000      1999(A)
                                           --------  --------  --------  --------  --------  --------  --------  ------------

      RESERVE LARGE-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $17.32    $21.38    $18.16    $14.61    $10.95    $ 9.06    $12.06     $ 10.00
                                            ------    ------    ------    ------    ------    ------    ------     -------
      Income from investment operations
        Net investment (loss) income.....    (0.10)     0.04        --     (0.03)    (0.03)    (0.05)     0.11       (0.01)
        Net realized and unrealized
          (loss) gain....................    (2.09)    (2.14)     3.76      3.89      3.69     (0.94)    (1.15)       2.61
                                            ------    ------    ------    ------    ------    ------    ------     -------
      Total from investment operations...    (2.19)    (2.10)     3.76      3.86      3.66     (0.99)    (1.04)       2.60
      Less distributions from:
        Net investment income............    (0.05)       --        --        --        --     (0.07)       --          --
        Net realized capital gain........    (4.02)    (1.96)    (0.54)    (0.31)       --     (4.02)    (1.96)      (0.54)
                                            ------    ------    ------    ------    ------    ------    ------     -------
      Total distributions................    (4.07)    (1.96)    (0.54)    (0.31)       --     (4.09)    (1.96)      (0.54)
                                            ------    ------    ------    ------    ------    ------    ------     -------
      Net asset value, end of period.....   $11.06    $17.32    $21.38    $18.16    $14.61    $ 3.98    $ 9.06     $ 12.06
                                            ======    ======    ======    ======    ======    ======    ======     =======
      Total Return with management
        contribution.....................   (14.10)%  (10.95)%   21.13%    26.71%    33.42%   (13.59)%  (10.61)%     20.60%
      Total Return without management
        contribution.....................             (11.10)%                                          (10.71)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $3,697    $5,084    $8,118    $6,786    $3,054    $1,111    $  897     $12,042
      Ratio of expenses to average net
        assets...........................     1.48%     1.45%     1.51%     1.75%     1.75%     0.93%     0.90%       0.87%(b)
      Ratio of net investment (loss)
        income to average net assets.....    (0.78)%    0.17%    (0.22)%   (0.36)%   (0.32)%   (0.21)%    0.11%      (0.38)%(b)
      Portfolio turnover rate............      158%       70%       69%       25%       18%      158%       70%         69%

                                                                                                           CLASS I
                                                                                               --------------------------------
                                                                                                                      PERIOD
                                                                CLASS R
                                           --------------------------------------------------     FISCAL YEARS
                                                       FISCAL YEARS ENDED MAY 31,                 ENDED MAY 31,        ENDED
                                           --------------------------------------------------  -------------------    MAY 31,
                                             2001       2000       1999      1998      1997      2001       2000      1999(A)
                                           ---------  ---------  --------  --------  --------  ---------  --------  -----------

      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $ 45.89    $ 23.61    $16.66    $15.52    $19.56    $ 28.49    $15.05     $10.00
                                            -------    -------    ------    ------    ------    -------    ------     ------
      Income from investment operations
        Net investment loss..............     (0.28)     (0.30)    (0.51)    (0.39)    (0.28)     (0.05)    (0.11)     (0.08)
        Net realized and unrealized
          (loss) gain....................     (6.94)     24.81      7.46      1.53     (3.76)     (4.32)    15.78       5.13
                                            -------    -------    ------    ------    ------    -------    ------     ------
      Total from investment operations...     (7.22)     24.51      6.95      1.14     (4.04)     (4.37)    15.67       5.05
      Less distribution from net realized
        capital gain.....................     (0.66)     (2.23)       --        --        --      (0.66)    (2.23)        --
                                            -------    -------    ------    ------    ------    -------    ------     ------
      Net asset value, end of period.....   $ 38.01    $ 45.89    $23.61    $16.66    $15.52    $ 23.46    $28.49     $15.05
                                            =======    =======    ======    ======    ======    =======    ======     ======
      Total Return.......................    (15.74)%   105.00%    41.72%     7.35%   (20.65)%   (15.35)%  106.02%     50.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $66,028    $29,545    $6,258    $5,541    $5,789    $21,413    $3,545     $    2
      Ratio of expenses to average net
        assets...........................      1.55%      1.55%     1.61%     1.75%     1.75%      1.00%     1.00%      1.00%(b)
      Ratio of net investment loss to
        average net assets...............     (0.83)%    (1.19)%   (1.44)%   (1.64)%   (1.69)%    (0.30)%   (0.77)%     (.89)%(b)
      Portfolio turnover rate............        15%        38%       26%       46%       28%        15%       38%        26%

(7)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                CLASS R             CLASS I
                                           ------------------  ------------------
                                              FISCAL YEARS        FISCAL YEARS
                                             ENDED MAY 31,       ENDED MAY 31,
                                           ------------------  ------------------
                                             2001    2000(D)     2001    2000(D)
                                           --------  --------  --------  --------

      RESERVE STRATEGIC GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $11.59    $10.00    $11.64    $10.00
                                            ------    ------    ------    ------
      Income from investment operations
        Net investment (loss) income.....    (0.01)    (0.06)     0.05     (0.02)
        Net realized and unrealized
          (loss) gain....................    (2.08)     1.65     (2.09)     1.66
                                            ------    ------    ------    ------
      Total from investment operations...    (2.09)     1.59     (2.04)     1.64
      Less distribution from net
        investment income................       --        --     (0.03)       --
                                            ------    ------    ------    ------
      Net asset value, end of year.......   $ 9.50    $11.59    $ 9.57    $11.64
                                            ======    ======    ======    ======
      Total Return.......................   (18.03)%   15.90%   (17.59)%   16.40%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of year
        (thousands)......................   $1,442    $1,663    $8,402    $8,473
      Ratio of expenses to average net
        assets (with reimbursement)......       --        --      0.86%       --
      Ratio of expenses to average net
        assets (without reimbursement)...     1.46%     1.45%     0.91%     1.00%
      Ratio of net investment (loss)
        income to average net assets.....    (0.10)%   (0.63)%    0.48%    (0.44)%
      Portfolio turnover rate............       12%        2%       12%        2%

---------------

(a)  From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(b)  Annualized
(c)  From August 1, 2000 (Commencement of Operations) to May 31, 2001.
(d)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.

                         ------------------------------

                          TAX INFORMATION (UNAUDITED)
For the fiscal year ended May 31, 2001, the amount of long-term capital gains designated by the Trust were as follows:

      FUND                                                  TOTAL
      ----                                                ----------

      Blue Chip Growth Fund.............................  $2,062,228
      International Equity Fund.........................     420,702
      Large-Cap Growth Fund.............................   1,207,117
      Small-Cap Growth Fund.............................   1,682,705

DIVIDEND RECEIVED DEDUCTION
--------------------------------------------------------------------------------
For the fiscal year ended May 31, 2001, 100% of the Strategic Growth Fund's distribution qualifies for the dividend received deduction available to corporate shareholders.

                         ------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Reserve Private Equity Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Reserve Private Equity Series (comprising Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small Cap Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund; collectively, the "Funds") at May 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 20, 2001